Organization and principal activities	12 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities

1. Organization and principal activities

Business

Energys Group Limited (the “Company”) and its subsidiaries (collectively the “Group”) conducts its primary operations through its indirectly wholly owned subsidiaries, Energy Conservation Solutions Limited (“ECSL”) in the United Kingdom, and New Vision Lighting Limited (“NVL”) and Grand Alliance International Limited (“GAI”) in Hong Kong. The Company provides end-to-end customized solutions and services involving the retrofitting of existing infrastructure helping public and private organizations in the United Kingdom to reduce their CO2 emissions and save cost. The Company’s customers include large national account end-users, including universities, schools, hospitals and electrical distributors in the United Kingdom. ECSL is principally engaged in the provision of enterprise-grade LED lighting and energy management solutions in the United Kingdom. NVL and GAI are principally engaged in the procurement of materials and supply to ECSL.

Organization and reorganization

The Company is an investment holding company incorporated in the Cayman Islands on July 5, 2022. Moonglade Investment Limited (“Moonglade”), a holding company incorporated under the laws of the British Virgin Islands on September 9, 2022, is the immediate holding company of the Company. Sky Shadow Limited (the “Controlling Shareholder”), Mr. Kevin Cox and Mr. Steven Paul Adams owned 100% of the shares of Moonglade.

Energys Group Holding Limited (“EGHL”), a company incorporated in the British Virgin Islands with limited liability on June 29, 2017, is the immediate holding company of GAI, Energys Group Limited (Hong Kong) (“EGL(HK)”), and NVL, which in turn holds a 100% interest in Advance Gallant Limited (“AGL”), China Light Limited (“CLL”), Leading Prosper Limited (“LPL”), Peace Master Limited (“PML”), Energys Group Limited (the United Kingdom), Energys Services Limited and ECSL. Sky Shadow Limited, Mr. Kevin Cox and Mr. Steven Paul Adams owned 73%, 22% and 5% of the shares of EGHL, respectively, prior to the group reorganization (the “Group Reorganization”) discussed below.

Pursuant to the Group Reorganization undertaken in preparation for the listing of the Company’s shares, the Company became the holding company of the Group on February 23, 2023, through the transfer of an aggregate of 100 shares of EGHL (representing 100% of the issued shares of EGHL) by Sky Shadow Limited, Mr. Kevin Cox and Mr. Steven Paul Adams to the Company in exchange for 89 shares of the Company (representing 89% of the issued shares of the Company) being issued to Moonglade, which is owned as to 69.7%, 24.7%, and 5.6% by Sky Shadow Limited, Mr. Kevin Cox and Mr. Steven Paul Adams, respectively. The Company, together with its wholly owned subsidiaries, is effectively controlled by the same Controlling Shareholder, i.e., ultimately held as to 73% and 62% by the Controlling Shareholder before and after the Group Reorganization, respectively, and therefore the Group Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of the acquirer’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of the common control combination. The consolidated statements of loss and comprehensive loss, consolidated statements of changes in shareholders’ (deficit)/ equity and consolidated statements of cash flows are prepared as if the current Group structure had been in existence throughout the yeas ended June 30, 2024 and 2025, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period. The consolidated balance sheets as of June 30, 2024 and 2025 present the assets and liabilities of the companies now comprising the Group which had been incorporated/established as of the relevant balance sheet date, as if the current group structure had been in existence at those dates.

Upon the Group Reorganization and as of the date of these consolidated financial statements, details of the subsidiary companies are as follows:

Name	Place of incorporation	Date of incorporation	Business engaged in	Effective ownership as of June 30, 2024	Effective ownership as of June 30, 2025
Energys Group Holding Limited	British Virgin Islands	June 29, 2017	Investment holding	100%	100%
Grand Alliance International Limited (Note (a))	Hong Kong	December 29, 2000	Procurement of parts and provision of internal management services to the Group	100%	0%
Energys Group Limited	Hong Kong	May 28, 2004	Research and development	100%	100%
New Vision Lighting Limited	Hong Kong	January 24, 2013	Procurement of lighting and indoor air quality products	100%	100%
Advance Gallant Limited	Hong Kong	August 1, 2014	Holding commercial property in Hong Kong	100%	100%
China Light Limited	Hong Kong	August 8, 2014	Holding commercial property in Hong Kong	100%	100%
Leading Prosper Limited	Hong Kong	March 29, 2014	Holding commercial property in Hong Kong	100%	100%
Peace Master Limited	Hong Kong	March 29, 2014	Holding commercial property in Hong Kong	100%	100%
Energys Group Limited	The United Kingdom	January 30, 2006	Investment holding	100%	100%
Energys Services Limited	The United Kingdom	July 7, 1999	Dormant	100%	100%
Harvest Idea Consultant Limited	British Virgin Islands	July 5, 2011	Dormant	100%	100%
Energy Conservation Solutions Limited	The United Kingdom	August 21, 1998	Provision of enterprise-grade LED lighting and energy management project solutions	100%	100%

Note (a):	On March 25, 2025, EGHL transferred all of the issued and outstanding shares of GAI to Mr. Michael Lau for consideration of HKD$1.00.

Initial Public Offering (“IPO”)

On April 2, 2025, the Company announced the closing of its IPO of 2,250,000 ordinary shares, US$0.0001 par value per share at an offering price of US$4.50 per share for a total of US$10,125,000 in gross proceeds. The Company raised total net proceeds of GBP6,639,607 (US$8,850,000), which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. Deferred IPO costs of GBP1,234,990 (US$1,694,553) was debited to additional paid-in capital to net off with the proceeds from IPO. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on April 1, 2025 under the Symbol “ENGS”.